Other assets and prepaid expenses	12 Months Ended
Dec. 31, 2022
Other assets and prepaid expenses
Other assets and prepaid expenses

17.Other assets and prepaid expenses

Other assets and prepaid expenses as of December 31, 2022 of €2.5 million (2021: €3.5 million) are short-term in nature, do not bear interest and are not impaired. The other assets and prepaid expenses mainly comprise a prepayment of €1.1 million (2021: €2.9 million) for the reservation of manufacturing capacity, €0 (2021: €0.3 million) as prepayment for manufacturing activities and €0.5 million (2021: €0) prepayment for assets secured for the new premises.